Cover	Dec. 11, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 11, 2025
Entity Registrant Name	Fabrinet
Entity Incorporation, State or Country Code	E9
Entity File Number	001-34775
Entity Tax Identification Number	98-1228572
Entity Address, Address Line One	c/o Walkers Corporate Ltd.
Entity Address, City or Town	Grand Cayman
Entity Address, Postal Zip Code	KY1-9008
Entity Address, Country	KY
City Area Code	66 2
Local Phone Number	524-9600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, $0.01 par value
Trading Symbol	FN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Address, Address Line Two	190 Elgin Avenue, George Town
Entity Central Index Key	0001408710